Revenue - Collaboration revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 1,860	€ 2,060
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 1,860	1,703
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue		€ 357